Vessels and Rigs under Construction and Acquisitions (Details) (USD $) In Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Vessels And Rigs Under Construction And Acquisitions [Abstract]
Balance at beginning of year/period	$ 2,072,699	$ 1,182,600
Advances for vessels/drillships under construction and related costs	1,783,129	894,416
Vessels/drillships delivered	(1,966,598)	(4,317)
Balance at end of year/period	$ 1,889,230	$ 2,072,699